INTANGIBLE ASSETS, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	¥ 21,454
Finite-Lived Intangible Assets, Amortization Expense, Year Two	19,812
Finite-Lived Intangible Assets, Amortization Expense, Year Three	19,366
Finite-Lived Intangible Assets, Amortization Expense, Year Four	19,080
Finite-Lived Intangible Assets, Amortization Expense, Year Five	19,080
Amortization of Intangible Assets	¥ 20,465	$ 3,145	¥ 40,188	¥ 65,379